Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Summarized Results of Discontinued Operations
Summarized Results of Discontinued Operations

	Years Ended December 31,
	2013	2012	2011
	(Millions)
Revenues	$—	$—	$3,997
Income (loss) from discontinued operations before gain on reconsolidation, impairments, and income taxes	$(15)	$(16)	$223
Gain on reconsolidation	—	144	—
Impairments	—	—	(755)
(Provision) benefit for income taxes	4	8	115
Income (loss) from discontinued operations	$(11)	$136	$(417)

Income (loss) from discontinued operations:
Attributable to noncontrolling interests	$—	$—	$10
Attributable to The Williams Companies, Inc.	$(11)	$136	$(427)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]
Energy Commodity Derivatives Gains and Losses
The following table presents pre-tax gains and losses for our former exploration and production business’ energy commodity derivatives.

	Year Ended December 31, 2011	Classification
	(Millions)
Designated as cash flow hedges:
Net gain (loss) recognized in other comprehensive income (loss) (effective portion)	$413	AOCI
Net gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	$332	Income (loss) from discontinued operations
Not designated as cash flow hedges:
Gain (loss) recognized in income	$30	Income (loss) from discontinued operations